Short-Term and Long-Term Borrowings (Details 1) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total		$ 10,246,011	$ 7,203,357
Pennsylvania Industrial Development Authority - long term [Member]
Debt Instrument [Line Items]
Total	[1]	566,750	658,234
Agricultural Bank of China ("ABC") [Member]
Debt Instrument [Line Items]
Total	[2]	7,161,309	5,815,982
East West Bank ("EWB") - long term [Member]
Debt Instrument [Line Items]
Total	[3]	$ 2,517,952	$ 729,141

[1]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2019, the amount of long-term borrowing was $658,234, and it consists of $91,484 of which is due within a year and $566,750 that is due over a year.
[2]	In fiscal year 2018, Taizhou Fuling entered into a series of buyer's credit Loan Agreements with ABC for total of $5,815,982 (RMB 40 million) for 36 months. The effective rates varies from 5.23% to 5.37% per annum. In August 2019, Taizhou Fuling entered into a buyer's credit Loan Agreement with ABC for total of $1,420,781 (RMB 9.9 million) for 36 months. The effective rate was 4.99% per annum.
[3]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.